Commitment and contingencies - Contingencies (Details) $ in Thousands, $ in Thousands					278 Months Ended	279 Months Ended
	Dec. 11, 2024 USD ($)	Oct. 16, 2020 ha	Mar. 05, 2020 ha	Nov. 15, 1995 USD ($) ha	Feb. 28, 2019 MXN ($)	Mar. 31, 2019 MXN ($)
Ciudad Juarex Airport - Conflict with ownership of certain land
Commitment and contingencies
Loss contingency damages				$ 120,000
Area of land in claim | ha				240
Municipality of Acapulco
Commitment and contingencies
Proof of payment requested by authorities						$ 27,012
Loss contingency damages					$ 27,012
Durango Airport
Commitment and contingencies
Area of land in claim | ha			40
Reynosa Airport
Commitment and contingencies
Area of land in claim | ha		2.6
Municipality of Chihuahua
Commitment and contingencies
Loss contingency damages	$ 14,739